Mercedes-Benz Auto Receivables
T
rust 2022-1

Amounts in USD
Investor Report
Collection Period Ended
31-Mar-2024
Dates
31-Mar-2024
Actual/360 Days
31
30/360 Days
30
15-Apr-2024
15-Apr-2024
Collection Period No.
17
Collection Period (from... to)
Determination Date
Record Date
Distribution Date
Interest Period of the Clas
s
A-1 Notes (from... to)
Interest Period of the Clas
s
A-2, A-3 an
d
A-4 Notes (from... to)
1-Mar-2024
11-Apr-2024
12-Apr-2024
15-Apr-2024
15-Mar-2024
15-Mar-2024
Summary
Beginning
Balance
0.00
155,374,402.21
657,000,000.00
124,000,000.00
Principal
Payment
0.00
43,387,500.95
0.00
0.00
Ending
Balance
0.00
111,986,901.26
657,000,000.00
124,000,000.00
Clas
s
A-1
Notes
Clas
s
A-2
Notes
Clas
s
A-3
Notes
Clas
s
A-4 Notes
Principal per $1000
Fac
e
Amount
0.000000
62.608226
0.000000
0.000000
Initial
Balance
393,170,000.00
693,000,000.00
657,000,000.00
124,000,000.00
Note
Factor
0.000000
0.161597
1.000000
1.000000
936,374,402.21
892,986,901.26
43,387,500.95
T
otal Note Balance
1,867,170,000.00
Overcollateralization
Adjusted Pool Balance
Y
ield Supplement Overcollateralizatio
n
Amount
Pool Balance
47,876,034.84
984,250,437.05
109,113,634.43
1,093,364,071.48
47,876,034.84
940,862,936.10
103,841,004.79
1,044,703,940.89
47,871,393.47
1,915,041,393.47
221,029,289.69
2,136,070,683.16
Initial
Overcollateralizatio
n
Amount
T
arget
Overcollateralizatio
n
Amount
Current Overcollateralizatio
n
Amount
Amount
Percentage
2.50%
2.50%
2.50%
47,871,393.47
47,876,034.84
47,876,034.84
Clas
s
A-1
Notes
Clas
s
A-2
Notes
Clas
s
A-3
Notes
Clas
s
A-4 Notes
Interest
Rate
0.000000%
5.260000%
5.210000%
5.250000%
Interest Payment
0.00
681,057.80
2,852,475.00
542,500.00
Interest per
$1000 Fac
e
Amount
0.000000
0.982767
4.341667
4.375000
Interest & Principal
Payment
0.00
44,068,558.75
2,852,475.00
542,500.00
Interest & Principal Payment
per $1000 Fac
e
Amount
0.000000
63.590994
4.341667
4.375000
$47,463,533.75
T
otal
$4,076,032.80

Mercedes-Benz Auto Receivables
T
rust 2022-1

Amounts in USD
Investor Report
Collection Period Ended
31-Mar-2024
A
vailable Collections
Reserve Fund Dra
w
Amount
A
vailable Funds
Purchas
e
Amounts
Advances made by the Servicer
Investment Earnings
Principal Collections
Interest Collections
Net Liquidation Proceeds
Recoveries
51,681,279.80
0.00
51,681,279.80
45,691,564.54
3,853,795.90
785,225.22
1,017,681.02
110,908.09
0.00
222,105.03
(1)
T
otal Servicing Fee
Nonrecoverabl
e
Advances to the Servicer
(2)
T
otal Trustee Fees and an
y
Asset Representations Reviewer
fees (max. $250,000 p.a.)
911,136.73
0.00
0.00
4,076,032.80
0.00
0.00
43,387,500.95
0.00
0.00
(3) Interest Distributabl
e
Amount Clas
s
A Notes
(4) Priority Principal Distributabl
e
Amount
(5)
T
o Reserve Fund to reach the Reserve Fund Require
d
Amount
(6) Regular Principal Distributabl
e
Amount
(7) Additional Servicing Fee and Transition Costs
(8)
T
otal Trustee Fees and an
y
Asset Representations Reviewer
fees [not previously paid under (2)]
(9) Excess Collections to Certificateholders
T
otal Distribution
51,681,279.80
3,306,609.32
Distributions
A
vailable Funds
Distribution Detail
Paid
Shortfall
Due
T
otal Servicing Fee
T
otal Trustee Fee
911,136.73
0.00
0.00
0.00
911,136.73
0.00
Monthly Interest Distributabl
e
Amount
thereof on Clas
s
A-1 Notes
thereof on Clas
s
A-2 Notes
thereof on Clas
s
A-3 Notes
thereof on Clas
s
A-4 Notes
4,076,032.80
0.00
681,057.80
2,852,475.00
542,500.00
0.00
0.00
0.00
0.00
0.00
4,076,032.80
0.00
681,057.80
2,852,475.00
542,500.00
Interest Carryover Shortfal
l
Amount
thereof on Clas
s
A-1
Notes
thereof on Clas
s
A-2
Notes
thereof on Clas
s
A-3
Notes
thereof on Clas
s
A-4
Notes
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
4,076,032.80
4,076,032.80
0.00
Interest Distributabl
e
Amount Clas
s
A
Notes
Priority Principal Distributabl
e
Amount
Regular Principal Distributabl
e
Amount
0.00
43,387,500.95
0.00
0.00
0.00
43,387,500.95
Aggregate Principal Distributabl
e
Amount
43,387,500.95
43,387,500.95
0.00

Mercedes-Benz Auto Receivables
T
rust 2022-1

Amounts in USD
Investor Report
Collection Period Ended
31-Mar-2024
Reserve Fund and Investment Earnings
Investment Earnings
Reserve Fund
Reserve Fun
d
Amount - Beginning Balance
Reserve Fund Deficiency
Reserve Fun
d
Amount - Ending Balance
4,787,603.48
0.00
4,787,603.48
Reserve Fund Require
d
Amount
plus/minus change to meet Reserve Fund Require
d
Amount
plus Net Investment Earnings for the Collection Period
minus Net Investment Earnings
minus Reserve Fund Dra
w
Amount
Investment Earnings for the Collection Period
Net Investment Earnings on the Reserve Fund
Net Investment Earnings on the Collectio
n
Account
20,282.65
201,822.38
222,105.03
4,787,603.48
0.00
20,282.65
20,282.65
0.00
Notice to Investors

Mercedes-Benz Auto Receivables
T
rust 2022-1

Amounts in USD
Investor Report
Collection Period Ended
31-Mar-2024
Pool Statistics
Pool Data
4.54%
38.24
30.62
Cutoff Date Pool Balance
Amount
2,136,070,683.16
Pool Balance beginning of Collection Period
1,093,364,071.48
Principal Collections
Principal Collections attributable to Full Pay-offs
Principal Purchas
e
Amounts
Principal Gross Losses
Pool Balance end of Collection Period
W
eighte
d
A
verag
e
APR
1,044,703,940.89
38,411
39,335
W
eighte
d
A
verage Number of Remaining Payments
W
eighte
d
A
verage Seasoning (months)
As of Cutoff Date
Current
Number of Receivables
55,476
30,326,122.67
15,365,441.87
110,248.53
2,858,317.52
Pool Factor
48.91%
4.40%
53.57
13.45

Mercedes-Benz Auto Receivables
T
rust 2022-1

Amounts in USD
Investor Report
Collection Period Ended
31-Mar-2024
Delinquency Profile
(1) A receivable is not considered delinquent if the amount past due is less than
10% of the payment due under such receivable
38,411
31-60
Days
Delinquent
61-90
Days
Delinquent
91-120 Days Delinquent
T
otal
Current
98.50%
0.99%
0.38%
0.14%
100.00%
1,028,981,523.12
10,309,273.31
3,954,115.58
1,459,028.88
1,044,703,940.89
38,046
246
94
25
Delinquency Profile
(1)
Amount
Number of Receivables
Percentage
Delinquency
T
rigger
3.550%
60+ Delinquency Loans to EO
P
Aggregate Securitization
V
alue
0.518%
Delinquency Trigger occurred
No
Loss Statistics
A
verage Net Loss / (Gain)
16,753.85
Cumulative Principal Net Loss / (Gain) as % of Cutoff Date Pool Balance
Four Mont
h
A
verage
1.338%
Principal Net Loss / (Gain) as % of
A
verage Pool Balance (annualized):
19,250,174.27
1,091,906.04
Principal Net Loss / (Gain)
Principal Net Liquidation Proceeds
Principal Recoveries
Principal Gross Losses
70
1,149
Losses
(1)
Amount
2,858,317.52
778,152.49
988,258.99
Number of Receivables
Number of Receivables
Amount
44,861,065.23
15,636,563.17
9,974,327.79
Current
Cumulative
0.901%
(1) Losses include accounts that have been charged off with a balance remaining of less than
$50.
These accounts are excluded in the Number of Receivables count as they are not considered a charge-off
on a defaulted loan
.
Current Collection Period
1.226%
Prior Collection Period
1.713 % Second Prior
Collection
Period
1.145
%
Third
Prior
Collection
Period
1.271%